ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2020	2021
Other taxes payable	$—	$5,120
Used car services payables	—	3,333
Accrued professional fee	—	2,698
Individual income tax payable	—	2,207
Others	6	1,133
Total	$6	$14,491